CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Accounts receivable, allowances for credit losses	$ 128,010	$ 153,863
Long-term prepayments, deposits and other assets, allowances for credit losses	$ 2,391	$ 2,377
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	7,300,000,000	7,300,000,000
Ordinary shares, issued	1,351,540,382	1,404,679,067
Ordinary shares, outstanding	1,259,138,299	1,311,270,775
Treasury shares, shares	92,402,083	93,408,292